Supplemental Condensed Combining Information (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Operating Activities:
Net Income	$ 405,689,000	$ 345,651,000	$ 1,072,585,000	$ 919,715,000
Income (Loss) From Equity Method Investments	29,031,000	9,037,000	61,073,000	22,038,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			572,583,000	536,651,000
Change in deferred taxes, net			(54,899,000)	(103,203,000)
Stock Option Compensation Expense			26,308,000	5,902,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			269,958,000	(273,337,000)
Inventories, net			45,188,000	(265,595,000)
Prepaid expenses, other current and non-current assets			(32,842,000)	284,718,000
Accounts payable, accrued expenses and other current and non-current liabilities			(63,275,000)	247,618,000
Income tax payable			2,411,000	(26,518,000)
Net cash provided by (used in) operating activities			1,296,316,000	1,411,724,000
Investing Activities:
Purchases of property, plant and equipment			747,642,000	647,350,000
Proceeds from sale of property, plant and equipment			13,586,000	11,167,000
Net cash paid for acquisitions, investments and intangible assets			386,968,000	(165,694,000)
Proceeds from divestitures			193,135,000	42,513,000
Net cash (used in) provided by investing activities			(927,889,000)	(759,364,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program			51,000,000	(45,750,000)
Proceeds from exercise of stock options			46,522,000	67,234,000
Payment of dividends			277,176,000	263,244,000
Distributions to Noncontrolling interests			(234,742,000)	(201,884,000)
Contributions from noncontrolling interests			72,462,000	34,299,000
Cash provided by (used in) financing activities			(317,821,000)	(634,271,000)
Effect of exchange rate changes on cash and cash equivalents			29,731,000	(30,567,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			80,337,000	(12,478,000)
Cash and cash equivalents at beginning of period			549,500,000
Cash and cash equivalents at end of period	629,837,000	$ 621,377,000	629,837,000	621,377,000
Guarantor 1 [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				0
Total FMC-AG and Co. KGaA [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				(101,000)
D GmbH [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				380,000
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income			3,405,000	3,336,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties			19,596,000	19,611,000
Accounts payable, accrued expenses and other current and non-current liabilities			(17,937,000)	(17,939,000)
Income tax payable			89,000	80,000
Net cash provided by (used in) operating activities			5,153,000	5,088,000
Financing Activities:
Long-term debt and capital lease obligations, net			(5,154,000)	(5,088,000)
Cash provided by (used in) financing activities			(5,154,000)	(5,088,000)
Effect of exchange rate changes on cash and cash equivalents			(1,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents				0
Cash and cash equivalents at beginning of period			2,000
Cash and cash equivalents at end of period	1,000		1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income			855,144,000	712,636,000
Income (Loss) From Equity Method Investments			(741,148,000)	(612,421,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			636,000	410,000
Change in deferred taxes, net			(25,391,000)	(23,269,000)
(Gain) Loss on sale of fixed assets and investments			(28,000)	(12,000)
Stock Option Compensation Expense			23,096,000	2,395,000
Write-off of loans from related parties			(415,000)
Equity Method Investments 2				5,560,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			73,101,000	39,897,000
Accounts receivable from/payable to related parties			(881,407,000)	396,217,000
Accounts payable, accrued expenses and other current and non-current liabilities			(4,439,000)	39,904,000
Income tax payable			27,308,000	(7,615,000)
Net cash provided by (used in) operating activities			(673,543,000)	553,702,000
Investing Activities:
Purchases of property, plant and equipment			(237,000)	(181,000)
Proceeds from sale of property, plant and equipment			73,000	26,000
Disbursements of loans to related parties			183,821,000	(314,328,000)
Net cash paid for acquisitions, investments and intangible assets			(26,392,000)	(76,823,000)
Proceeds from divestitures			80,037,000	20,652,000
Net cash (used in) provided by investing activities			237,302,000	(370,654,000)
Financing Activities:
Short-term borrowings, net			690,092,000	64,992,000
Long-term debt and capital lease obligations, net			(20,092,000)	(20,001,000)
Proceeds from exercise of stock options			39,433,000	53,375,000
Payment of dividends			(277,176,000)	(263,244,000)
Cash provided by (used in) financing activities			432,257,000	(164,878,000)
Effect of exchange rate changes on cash and cash equivalents			3,549,000	(18,271,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(435,000)	(101,000)
Cash and cash equivalents at beginning of period			448,000
Cash and cash equivalents at end of period	13,000		13,000
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income			8,550,000	8,316,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			44,369,000	(37,935,000)
Change in deferred taxes, net			(7,077,000)	415,000
(Gain) Loss on sale of fixed assets and investments			23,000	(81,000)
Write-off of loans from related parties			(5,395,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(20,860,000)	(22,366,000)
Inventories, net			(28,968,000)	(17,353,000)
Prepaid expenses, other current and non-current assets			(12,702,000)	(34,412,000)
Accounts receivable from/payable to related parties			215,007,000	(184,948,000)
Accounts payable, accrued expenses and other current and non-current liabilities			50,258,000	48,169,000
Net cash provided by (used in) operating activities			243,205,000	(164,325,000)
Investing Activities:
Purchases of property, plant and equipment			(59,105,000)	(60,096,000)
Proceeds from sale of property, plant and equipment			307,000	322,000
Disbursements of loans to related parties			0
Net cash paid for acquisitions, investments and intangible assets			(271,000)	(572,000)
Proceeds from divestitures			0
Net cash (used in) provided by investing activities			(59,069,000)	(60,346,000)
Financing Activities:
Short-term borrowings, net			(189,244,000)	225,488,000
Long-term debt and capital lease obligations, net			256,000
Cash provided by (used in) financing activities			(188,988,000)	225,488,000
Effect of exchange rate changes on cash and cash equivalents			127,000	(437,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(4,725,000)	380,000
Cash and cash equivalents at beginning of period			5,055,000
Cash and cash equivalents at end of period	330,000		330,000
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income			591,682,000	391,822,000
Income (Loss) From Equity Method Investments			(674,201,000)	(598,506,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions				(598,506,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets			34,698,000	173,705,000
Accounts receivable from/payable to related parties			101,964,000	145,164,000
Accounts payable, accrued expenses and other current and non-current liabilities			(4,526,000)	(1,071,000)
Income tax payable			(53,764,000)	(134,661,000)
Net cash provided by (used in) operating activities			(4,147,000)	(23,547,000)
Investing Activities:
Disbursements of loans to related parties			301,151,000	275,700,000
Net cash paid for acquisitions, investments and intangible assets			0
Net cash (used in) provided by investing activities			301,151,000	275,700,000
Financing Activities:
Long-term debt and capital lease obligations, net			(297,004,000)	(252,153,000)
Cash provided by (used in) financing activities			(297,004,000)	(252,153,000)
Cash and Cash Equivalents:
Cash and cash equivalents at end of period	0		0
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income			1,066,085,000	1,059,929,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			549,971,000	477,116,000
Change in deferred taxes, net			(17,762,000)	(77,168,000)
(Gain) Loss on sale of fixed assets and investments			(3,090,000)	(5,084,000)
Stock Option Compensation Expense			3,212,000	3,507,000
Write-off of loans from related parties			0
Equity Method Investments 2			(55,749,000)	(16,282,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(250,528,000)	(251,675,000)
Inventories, net			(36,090,000)	(254,165,000)
Prepaid expenses, other current and non-current assets			(64,362,000)	105,446,000
Accounts receivable from/payable to related parties			552,320,000	(303,029,000)
Accounts payable, accrued expenses and other current and non-current liabilities			(89,152,000)	179,666,000
Income tax payable			60,780,000	97,808,000
Net cash provided by (used in) operating activities			1,715,635,000	1,016,069,000
Investing Activities:
Purchases of property, plant and equipment			(711,376,000)	(560,929,000)
Proceeds from sale of property, plant and equipment			13,206,000	10,819,000
Disbursements of loans to related parties			0	0
Net cash paid for acquisitions, investments and intangible assets			(386,684,000)	(132,688,000)
Proceeds from divestitures			175,221,000	42,513,000
Net cash (used in) provided by investing activities			(909,633,000)	(640,285,000)
Financing Activities:
Short-term borrowings, net			453,081,000	(250,724,000)
Long-term debt and capital lease obligations, net			(715,798,000)	57,149,000
Payments for repurchase of trust preferred securities				(45,750,000)
Increase (decrease) of accounts receivable securitization program			(51,000,000)	13,859,000
Proceeds from exercise of stock options			7,089,000
Payment of dividends			(17,222,000)
capital increase			12,437,000	22,330,000
Distributions to Noncontrolling interests			(234,742,000)	(201,884,000)
Contributions from noncontrolling interests			72,462,000	34,299,000
Cash provided by (used in) financing activities			(473,693,000)	(370,721,000)
Effect of exchange rate changes on cash and cash equivalents			26,055,000	(11,859,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			358,364,000	(6,796,000)
Cash and cash equivalents at beginning of period			544,443,000
Cash and cash equivalents at end of period	902,807,000		902,807,000
Combining Adjustment [Member]
Operating Activities:
Net Income			(1,452,281,000)	(1,256,324,000)
Income (Loss) From Equity Method Investments			1,415,349,000	1,210,927,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization			(22,393,000)	21,190,000
Change in deferred taxes, net			(4,669,000)	(3,181,000)
Write-off of loans from related parties			5,810,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			1,430,000	704,000
Inventories, net			19,870,000	5,923,000
Prepaid expenses, other current and non-current assets			2,107,000	82,000
Accounts receivable from/payable to related parties			74,271,000	28,657,000
Accounts payable, accrued expenses and other current and non-current liabilities			2,521,000	(1,111,000)
Income tax payable			(32,002,000)	17,870,000
Net cash provided by (used in) operating activities			10,013,000	24,737,000
Investing Activities:
Purchases of property, plant and equipment			23,076,000	(26,144,000)
Proceeds from sale of property, plant and equipment			0	0
Disbursements of loans to related parties			(484,972,000)	38,628,000
Net cash paid for acquisitions, investments and intangible assets			26,379,000	44,389,000
Proceeds from divestitures			(62,123,000)	(20,652,000)
Net cash (used in) provided by investing activities			(497,640,000)	36,221,000
Financing Activities:
Short-term borrowings, net			(274,996,000)	(5,961,000)
Long-term debt and capital lease obligations, net			484,972,000	(38,628,000)
Payment of dividends			17,222,000
capital increase			(12,437,000)	(22,330,000)
Cash provided by (used in) financing activities			214,761,000	(66,919,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(272,866,000)	$ (5,961,000)
Cash and cash equivalents at beginning of period			(448,000)
Cash and cash equivalents at end of period	$ (273,314,000)		$ (273,314,000)